Notes and Accrued Interest Receivable – Related Party (Tables)	3 Months Ended
Mar. 31, 2024
Related Party [Member]
Related Party Transaction [Line Items]
Schedule of Note and Accrued Interest Receivable Related Party

The following is a summary of the Company’s Notes and Accrued Interest Receivable – Related Parties at March 31, 2024 and December 31, 2023, respectively.

	Note Receivable and Accrued Interest	Note Receivable and Accrued Interest		Notes Receivable and Accrued
	Receivable Related Party	Receivable Related Party	Allowance for	Interest Receivable Related
	EzFill Holdings	Balance Labs	Doubtful Accounts	Parties - net Total
Balance - December 31, 2022	$-	$291,841	$(291,841)	$-
Advances	2,585,000	-	-	2,585,000
Interest receivable	54,150	17,257	(17,257)	54,150
Original issue discount on advances	(56,475)	-	-	(56,475)
Balance - December 31, 2023	2,582,675	309,098	(309,098)	2,582,675
Advances	1,375,000	-	-	1,375,000
Original issue discount on advances	(125,000)	-	-	(125,000)
Interest receivable	64,831	4,443	(4,443)	64,831
Accretion income	418,724	-	-	418,724
Balance - March 31, 2024	$4,316,230	$313,541	$(313,541)	$4,316,230